Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents
Cash in banks	$ 122,893	$ 281,358
Cash on hand	705	657
Short-term investments (Highly liquid investments/ cash equivalent)	622,360	617,432
Funds held in trust related to debt service reserves	7,926	8,534
Cash and cash equivalents (Note 6)	$ 753,884	$ 907,981	$ 774,154	$ 711,853